Note 7 - 2019 Equity Incentive Plan - Stock Options Activity 3 (Details) - The 2019 Plan [Member] - $ / shares	9 Months Ended	12 Months Ended		67 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Outstanding, balance (in shares)	1,581,041	1,024,628
Outstanding, exercise price (in dollars per share)	$ 2.72	$ 2.53
Outstanding, contractual life (Year)	7 years 4 months 24 days	7 years 3 months 18 days	7 years 1 month 6 days
Granted, balance (in shares)	568,097	608,388	0	2,149,138
Granted, exercise price (in dollars per share)	$ 2.33	$ 3.03
Forfeited / Cancelled, balance (in shares)		(51,975)
Canceled, exercise price (in dollars per share)		$ 2.64
Outstanding, balance (in shares)	2,149,138	1,581,041	1,024,628	2,149,138
Outstanding, exercise price (in dollars per share)	$ 2.62	$ 2.72	$ 2.53	$ 2.62
Exercisable, balance (in shares)	1,287,990	1,009,011		1,287,990
Exercisable, exercise price (in dollars per share)	$ 2.61	$ 2.56		$ 2.61
Exercisable, contractual life (Year)	6 years 2 months 12 days	6 years 6 months